Offsets	Sep. 11, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-4
File Number	333-297229
Initial Filing Date	Jul. 02, 2026
Fee Offset Claimed	$ 393.93
Explanation for Claimed Amount	The registration fee for this Amendment No. 3 to Form S-4 is being recalculated, and an offset is claimed pursuant to Rule 457(b) under the Securities Act of 1933, as amended (the "Securities Act"), in the amount of the filing fee previously paid in connection with the filing of Amendment No. 2 to this Registration Statement on Form S-4 on August 26, 2026 (the "Prior Amendment"), as permitted by Instruction 2.A.iv to the Calculation of Filing Fee Tables of Form S-4. Since the filing of the Prior Amendment, certain holders of stock options to purchase shares of Gravitics, Inc.'s common stock have exercised their options, reducing the number of stock options to purchase shares of the Registrant's common stock to be issued as a portion of the merger consideration from 5,605,759 to 5,544,739, with a corresponding increase in the number of shares of the Registrant's common stock to be issued as a portion of the merger consideration from 30,080,837 to 30,208,613. Because the Registrant did not rely on Rule 457(o) under the Securities Act to calculate the filing fee due for the initial filing of this Registration Statement and because this filing fee table pertains to a pre-effective amendment that is being filed to concurrently increase the amount of securities of one registered class and decrease the amount of securities of another registered class, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with this Registration Statement. The offset claimed is $1,830.49.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-4
File Number	333-297229
Initial Filing Date	Jul. 02, 2026
Fee Offset Claimed	$ 1,436.56
Explanation for Claimed Amount	The registration fee for this Amendment No. 3 to Form S-4 is being recalculated, and an offset is claimed pursuant to Rule 457(b) under the Securities Act of 1933, as amended (the "Securities Act"), in the amount of the filing fee previously paid in connection with the filing of Amendment No. 2 to this Registration Statement on Form S-4 on August 26, 2026 (the "Prior Amendment"), as permitted by Instruction 2.A.iv to the Calculation of Filing Fee Tables of Form S-4. Since the filing of the Prior Amendment, certain holders of stock options to purchase shares of Gravitics, Inc.'s common stock have exercised their options, reducing the number of stock options to purchase shares of the Registrant's common stock to be issued as a portion of the merger consideration from 5,605,759 to 5,544,739, with a corresponding increase in the number of shares of the Registrant's common stock to be issued as a portion of the merger consideration from 30,080,837 to 30,208,613. Because the Registrant did not rely on Rule 457(o) under the Securities Act to calculate the filing fee due for the initial filing of this Registration Statement and because this filing fee table pertains to a pre-effective amendment that is being filed to concurrently increase the amount of securities of one registered class and decrease the amount of securities of another registered class, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with this Registration Statement. The offset claimed is $1,830.49.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	NON INVASIVE MONITORING SYSTEMS INC /FL/
Form or Filing Type	S-4
File Number	333-297229
Filing Date	Jul. 02, 2026
Fee Paid with Fee Offset Source	$ 393.93
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	NON INVASIVE MONITORING SYSTEMS INC /FL/
Form or Filing Type	S-4
File Number	333-297229
Filing Date	Aug. 26, 2026
Fee Paid with Fee Offset Source	$ 1,506.59